Material Accounting Policies - Additional Information (Details)	12 Months Ended
Dec. 31, 2024
Top of Range
Accounting Policies [Line Items]
Pillar Two effective tax rates	15.00%
Bottom of Range
Accounting Policies [Line Items]
Pillar Two effective tax rates	15.00%